Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Mortgage Company (“GSMC”)

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

German American Capital Corporation (“GACC”)

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Global Markets Inc.

Barclays Capital Real Estate Inc. (“Barclays”)

Barclays Capital Inc.

Bank of Montreal (“BMO”)

BMO Capital Markets Corp.

UBS AG New York Branch (“UBS AG”)

UBS Securities LLC

National Cooperative Bank, N.A. (“NCB”)

JPMorgan Chase Bank, National Association (“JPMCB”)

J.P. Morgan Securities LLC

Starwood Mortgage Capital LLC (“SMC”)

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	Benchmark 2026-B44 Mortgage Trust (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2026-B44 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 28 October 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 3.2) document dated March 2025 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter or on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 October 2026

Attachment A Page 1 of 22

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 63 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	GSMC, GACC, CREFI, Barclays, BMO, UBS AG, NCB, JPMCB and SMC (collectively, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in November 2026 (or, in the case of any mortgage loan that has its first due date after November 2026, if any, the date that would have been its due date in November 2026 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 22

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)

NAP	NAP	NAP

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in the Items above, GSMC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GSMC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Attachment A Page 3 of 22

5. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Non-Recourse Carveout Guarantor,

as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Sponsor” or “Non-Recourse Carveout Guarantor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document(s),

we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 4 of 22

9. (continued)

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) and any Mortgage Loan(s) listed in the table below (each a “Planned Amortization Loan”), for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a related amortization schedule (each a “Planned Amortization Schedule”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For any Planned Amortization Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the related Planned Amortization Schedule, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Amortization Term (Mos.)” listed in the table below for the “Original Amortization Term (Mos.)” characteristic.

Planned Amortization Loan(s)	Original Amortization Term (Mos.)

One Dag	360

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 5 of 22

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 6 of 22

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s), the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan and in the case of any Planned Amortization Loan(s), the Planned Amortization Schedule(s), as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Date Balance ($)”),
ii.	The Cut-off Date of each Mortgage Loan and Underlying Property (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan and Underlying Property (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, or for any Planned Amortization Loan(s), the related monthly debt service payment, as shown on the Planned Amortization Schedule(s), as applicable, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 7 of 22

13.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Interest Rate %,
g.	Monthly Debt Service (P&I) ($),
h.	Monthly Debt Service (IO) ($) and
i.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, information in the applicable Source Document(s) and in the case of any Planned Amortization Loan(s), the related Planned Amortization Schedule(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 22

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File, in the applicable Data Source(s) (as defined herein) and in the case of any Planned Amortization Loan that is a Pari Passu Mortgage Loan, the related Planned Amortization Schedule, to recalculate the:
a.	Aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”) and
b.	Aggregate principal balance of the related Companion Loan(s) as of the maturity date of the related Whole Loan (as defined herein) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Pari Passu Companion Loan Balloon Balance (Non-trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Planned Amortization Schedule(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($),” “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

15.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

Attachment A Page 9 of 22

15. (continued)

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

16.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

17.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 22

18.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Unadjusted Cut-off Date LTV Ratio (%),
viii.	Cut-off Date LTV Ratio (%),
ix.	Unadjusted LTV Ratio at Maturity (%),
x.	LTV Ratio at Maturity / ARD (%),
xi.	Underwritten NOI Debt Yield (%),
xii.	Underwritten NCF Debt Yield (%),
xiii.	% of Initial Pool Balance,
xiv.	Annual Debt Service (P&I) ($),
xv.	Annual Debt Service (IO) ($) and
xvi.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to xiii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes” (each such group of Mortgage Loans is a “Crossed Loan Group”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through xii. and xvi. above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through vi. above to two decimal places and the characteristics listed in vii. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 11 of 22

18. (continued)

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service (P&I) ($) and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service (IO) ($) and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Fourth Most Recent NCF DSCR,
iv.	Third Most Recent NCF DSCR,
v.	Second Most Recent NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Unadjusted Cut-off Date LTV Ratio (%),
iii.	Underwritten NOI Debt Yield (%),
iv.	Underwritten NCF Debt Yield (%) and
v.	Loan Per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Unadjusted LTV Ratio at Maturity (%) and
ii.	LTV Ratio at Maturity / ARD (%)

characteristics.

Attachment A Page 12 of 22

18. (continued)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

and any Planned Amortization Schedule(s) for any Subordinate Companion Loan(s) associated with any Planned Amortization Loan(s), we recalculated the aggregate principal balance as of the Cut-off Date of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt or any NCB Mortgage Loan With Subordinate Debt (both defined herein) (the “Subordinate Companion Loan Cut-off Date Balance ($)”) and aggregate principal balance as of the “Maturity Date or Anticipated Repayment Date” of the Subordinate Companion Loan(s) associated with any Mortgage Loan With Subordinate Debt (the “Subordinate Debt Balloon Balance”), assuming all scheduled payments of principal and/or interest on the Subordinate Companion Loan(s) are made and there are no prepayments, other unscheduled collections or unit debt reductions. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Subordinate Debt Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related whole loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s), Secondary Financing Documents and/or Planned Amortization Schedule(s) on the maturity date or anticipated repayment date,
c.	Use the outstanding principal balance shown in the applicable Secondary Financing Documents for the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic for any NCB Mortgage Loan With Subordinate Debt and
d.	List the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” of each Subordinate Companion Loan outstanding for any NCB Mortgage Loan With Subordinate Debt with more than one Subordinate Companion Loan.

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt or NCB Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” and “Subordinate Debt Balloon Balance” characteristics.

Attachment A Page 13 of 22

20.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s),
c.	Information in the Secondary Financing Documents and/or
d.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-off Date Balance ($)”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 14 of 22

21.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Subordinate Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),
f.	Subordinate Companion Loan Cut-off Date Balance ($),
g.	Maturity/ARD Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	Subordinate Debt Balloon Balance,
j.	Interest Rate %,
k.	Subordinate Companion Loan Interest Rate and
l.	Whole Loan Monthly Debt Service ($),

as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s) and/or any Planned Amortization Schedule(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance ($),
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Annual Payment” as the product of:

a.	The “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, and
b.	12.

For the purpose of recalculating the “Whole Loan Cut-off Date Balance ($)” characteristic for any NCB Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the “Cut-off Date Balance ($)” and “Subordinate Debt Original Balance” characteristics, as shown on the Final Data File.

Attachment A Page 15 of 22

21. (continued)

For the purpose of recalculating the “Whole Loan Interest Rate” characteristic for any NCB Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the weighted average of the related interest rates of each component by its respective original balance, as shown on the Final Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

22.	Using the:
a.	Whole Loan Cut-off Date Balance ($),
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

Attachment A Page 16 of 22

23.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance,
c.	Mezzanine Debt Original Balance,
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance ($),
f.	Mezzanine Debt Cut-off Date Balance ($),
g.	Interest Rate %,
h.	Whole Loan Interest Rate and
i.	Mezzanine Debt Interest Rate (%),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Debt Cut-off Date Balance ($) and
iii.	Total Loan Interest Rate

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

24.	Using the:
a.	Annual Debt Service (P&I) ($),
b.	Annual Debt Service (IO) ($),
c.	Whole Loan Annual Payment and
d.	Mezzanine Debt Annual Payment,

as applicable, as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Total Loan Annual Payment and
ii.	Total Debt Monthly Debt Service ($)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Debt Monthly Debt Service ($)” as 1/12th of the “Total Loan Annual Payment.”

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. and ii. above.

Attachment A Page 17 of 22

25.	Using the:
a.	Total Debt Cut-off Date Balance ($),
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Underwritten NCF DSCR (x),
ii.	Total Debt Underwritten NOI Debt Yield (%) and
iii.	Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan With Existing Mezzanine Debt on the Final Data File with the “Cross-Collateralized (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. and iii. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

26.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic including “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Principal’s New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 22

27.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources ($)”) as the sum of the:
a.	Loan Amount ($),
b.	Subordinate Debt ($),
c.	Other Sources ($) and
d.	Principal’s New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

28.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution ($)” as the difference between the:
a.	Total Sources ($) and
b.	Sum of the:
i.	Loan Payoff ($),
ii.	Purchase Price ($),
iii.	Closing Costs ($),
iv.	Reserves ($) and
v.	Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 19 of 22
29.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

30.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses ($)”) as the sum of the:
a.	Loan Payoff ($),
b.	Purchase Price ($),
c.	Closing Costs ($),
d.	Reserves ($),
e.	Other Uses ($) and
f.	Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

31.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution ($)” as the difference between the:
a.	Total Uses ($) and
b.	Sum of the:
i.	Loan Amount ($),
ii.	Subordinate Debt ($) and
iii.	Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 20 of 22

32.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through v. above.

For any mortgaged property on the Final Data File with the “General Property Type” characteristic as “Mixed Use” and the “Unit of Measure” characteristic as “Units,” “Pads” or “Rooms” and which has commercial tenants, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each related mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 21 of 22

33.	Using the “Allocated Cut-off Date Loan Amount ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s) and any Mortgage Loan(s) in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan (except for any Multiple Property Loan(s) in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

For any Mortgage Loan in a Crossed Loan Group, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “% of Loan Balance” on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

34.	Using the:
a.	Coop – Rental Value and
b.	Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Coop – LTV as Rental” of each Cooperative Mortgaged Property (as defined herein).

For any Cooperative Mortgaged Property that is also a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the “Coop – LTV as Rental” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Coop – LTV as Rental” characteristic.

Attachment A Page 22 of 22
35.	Using the:
a.	Coop – Sponsor Units,
b.	Coop – Investor Units,
c.	Coop – Coop Units and
d.	Number of Units,

as shown on the Final Data File, we recalculated the “Coop – Unsold Percent” of each Cooperative Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Coop – Unsold Percent” characteristic.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Pismo Beach and Queenstown Premium Outlets	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• Phoenix Industrial Portfolio XVI • Parkway Realty Portfolio • 58 & 60-62 Second Avenue • Harbor Square	Original Balance ($) Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• NOVA Retail 2-Pack	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)

The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Allocated Cut-off Date Loan Amount ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Allocated Cut-off Date Loan Amount ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 38

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site, Pro Forma Title Policy, Mortgage or Insurance Review Document
City	Appraisal Report, Engineering Report, Phase I Environmental Report, Mortgage, Pro Forma Title Policy or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report, USPS Internet Site or Mortgage
State	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
AL_State	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report, Mortgage, Pro Forma Title Policy or USPS Internet Site
Property Type Code	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Underwriter’s Summary Report
General Property Type	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Underwriter’s Summary Report
Detailed Property Type	Appraisal Report, Borrower Rent Roll, Underwritten Rent Roll or Underwriter’s Summary Report
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report or Certified Maintenance Schedule
Number of Units	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report or Certified Maintenance Schedule
Net Rentable Square Feet Number	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 38

Property Information: (continued)

Characteristic	Source Document(s)

Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Leased Occupancy (%)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel, STR Report or Appraisal Report
Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel, STR Report or Appraisal Report
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report
Coop – Sponsor/Investor Carry	Certified Maintenance Schedule and/or Certification of Unsold Shares

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As Is Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
As Is Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report or Environmental Screening Report
Environmental Phase II	Phase II Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
Environmental Insurance Required (Y/N)	Environmental Insurance Certificate or Insurance Review Document
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Earthquake Insurance Required	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Flood Zone	Flood Determination Document, Insurance Review Document, Engineering Report, Appraisal Report or Flood Certificate
Coop – Rental Value	Appraisal Report

Exhibit 2 to Attachment A Page 3 of 38

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant SF	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 38

Underwriting Information:

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent Description	Underwriter’s Summary Report
Fourth Most Recent EGI	Underwriter’s Summary Report
Fourth Most Recent Expenses	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Fourth Most Recent NCF	Underwriter’s Summary Report
Fourth Most Recent ADR	Underwriter’s Summary Report
Fourth Most Recent RevPAR	Underwriter’s Summary Report
Fourth Most Recent Hotel Occupancy	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Third Most Recent ADR ($)	Underwriter’s Summary Report
Third Most Recent RevPAR ($)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Second Most Recent ADR ($)	Underwriter’s Summary Report
Second Most Recent RevPAR ($)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent NCF ($)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 38

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Expenses ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Other Reserve	Underwriter’s Summary Report or Appraisal Report
Underwritten TI / LC ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report or Appraisal Report
Underwritten ADR ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement / FF&E Reserve ($)	Loan Agreement, Closing Statement, Mortgage or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement, Mortgage or Loan Modification Agreement
Monthly TI/LC Reserve ($)	Loan Agreement, Closing Statement, Mortgage or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement, Mortgage or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement, Mortgage or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement, Mortgage or Loan Modification Agreement
Monthly Debt Service Reserve ($)	Loan Agreement, Closing Statement, Mortgage or Loan Modification Agreement
Debt Service Reserve Cap ($)	Loan Agreement, Mortgage or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement, Mortgage, Tax Escrow Analysis or Monthly Reserve Wire Confirmation
Monthly Insurance Reserve ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Mortgage
Monthly Other Reserve ($)	Loan Agreement, Closing Statement, Mortgage, Collateral Security Agreement or Loan Modification Agreement
Other Reserve Cap ($)	Loan Agreement, Mortgage, Collateral Security Agreement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 38

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve Description	Loan Agreement, Closing Statement, Mortgage, Collateral Security Agreement, Loan Modification Agreement or Reserve Release Wire Confirmation
Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement, Collateral Security Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement, Tax Escrow Analysis, Loan Modification Agreement or Reserve Refund Confirmation
Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Other Reserve ($)	Loan Agreement, Closing Statement, Collateral Security Agreement, Loan Modification Agreement or Reserve Release Wire Confirmation
Holdback/ Earnout Amount ($)	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve Release Wire Confirmation
Holdback/ Earnout Description	Loan Agreement, Closing Statement, Loan Modification Agreement or Reserve Release Wire Confirmation

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Original Balance ($)

For all Mortgage Loans:

•      Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•      Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 38

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Rate %	Promissory Note, Loan Agreement, Loan Modification Agreement, Client Provided Schedule or Planned Amortization Schedule
Original Interest Rate Type Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (IO) ($)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service (P&I) ($)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date or Anticipated Repayment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes / No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period - Default (Days)	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Due on Sale	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage
Due on Encumbrance	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage
Mortgage Assumable?	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 38

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Assumption Fee	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Non-Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Last IO Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox Type	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Cash Management	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Performance Test Trigger Level	Loan Agreement, Loan Modification Agreement, Cash Management Agreement, Mortgage or Clearing Account Agreement
Release Provisions (Y/N)	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement, Mortgage or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement, Mortgage, Loan Modification Agreement or Condominium Documents
Number of Independent Directors	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage, Borrower Organizational Document(s) or Operating Agreement
Non-Consolidation Opinion (Yes/No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Non-Consolidation Opinion

Exhibit 2 to Attachment A Page 9 of 38

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Tenants-in-common (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment, Ground Lease Abstract or Ground Lease Analysis
Ground Lease Expiration Date	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract or Ground Lease Analysis
Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract, Ground Rent Schedule, Underwriter’s Summary Report or Ground Lease Analysis
Annual Ground Rent Increases (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract, Ground Rent Schedule or Ground Lease Analysis
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract or Ground Lease Analysis
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract or Ground Lease Analysis
Ground Lease Expiration Date after all Extensions	Ground Lease, Ground Lease Estoppel, PILOT Agreement, Ground Lease Abstract or Ground Lease Analysis
Cross-Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Loan Agreement or Management Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Loan Agreement or Management Agreement
Prior Securitizations	Bloomberg Screenshot, Trepp Summary Report or Trepp Screenshot

Exhibit 2 to Attachment A Page 10 of 38

Prepayment Information:

Characteristic	Source Document(s)

Prepayment Provision	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Period	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 11 of 38

Additional Debt Information:

Characteristic	Source Document(s)

Subordinate Debt Original Balance	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit or Secondary Financing Documents
Subordinate Companion Loan Interest Rate	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents, Client Provided Schedule, Revolving Line of Credit or Planned Amortization Schedule
Subordinate Debt Maturity Date	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit or Secondary Financing Documents
Subordinate Debt Annual Payment	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit or Secondary Financing Documents
Whole Loan Monthly Debt Service ($)	Promissory Note, Amended Promissory Note, Loan Agreement or Loan Modification Agreement
Name of Mezzanine Lender	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (%)	Secondary Financing Documents
Mezzanine Debt Maturity Date	Secondary Financing Documents
Mezzanine Debt Annual Payment	Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Balance	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage, Revolving Line of Credit or Secondary Financing Documents
Other Subordinate Debt / Preferred Equity Type	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage, Revolving Line of Credit or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Loan Agreement, Mortgage or Loan Modification Agreement
Future Debt Permitted Type	Loan Agreement, Mortgage or Loan Modification Agreement
Coop – Committed Secondary Debt	Revolving Line of Credit

Exhibit 2 to Attachment A Page 12 of 38

Sources Information:

Characteristic	Source Document(s)

Loan Amount ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff ($)	Closing Statement, Payoff Letter or Settlement Statement Schedule
Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs ($)	Closing Statement or Settlement Statement Schedule
Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses ($)	Closing Statement

Exhibit 2 to Attachment A Page 13 of 38

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City,
c.	State and
d.	AL State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Property Type Code,
b.	Appraiser Designation,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

3.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in the table below, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Mortgaged Property

400 Arcola Road

Exhibit 2 to Attachment A Page 14 of 38

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that:

a.	Does not have the “Unit of Measure” characteristic as “SF” or
b.	Has the “General Property Type” characteristic as “Self Storage.”

For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF” (except for any mortgaged property on the Combined Data File for which b. above applies), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

5.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

6.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

7.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

8.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 15 of 38

9.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an environmental insurance certificate Source Document or an insurance review document Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document or an insurance review document Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

11.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 16 of 38
12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Major Tenant Information” characteristics related to lease expiration dates, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “MTM” for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

15.	For the purpose of comparing the “Underwriting Information” characteristics related to ADR, RevPAR and hotel occupancy, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Underwriting Information” characteristics related to ADR, RevPAR and hotel occupancy.

16.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that any Mortgage Loan listed in Table A1 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Debt Original Balance” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan With Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

Exhibit 2 to Attachment A Page 17 of 38

16. (continued)

For each Whole Loan listed in Table A1, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A1 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan With Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A1:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

The Ritz Tower	Mortgage Loan Companion Loan(s)	$15,000,000 $23,000,000	Loan Modification Agreement and Amended Promissory Notes

One Dag	Mortgage Loan Companion Loan(s)	$40,100,000 $134,900,000	Client Provided Schedule

The Falls	Mortgage Loan Companion Loan(s)	$50,000,000 $80,000,000	Loan Modification Agreement and Amended Promissory Notes

The Pointe at Polaris	Mortgage Loan Companion Loan(s)	$15,500,000 $25,000,000	Client Provided Schedule

Pismo Beach and Queenstown Premium Outlets	Mortgage Loan Companion Loan(s)	$5,000,000 $70,000,000	Amended Promissory Notes and Loan Agreement

NOVA Retail 2-Pack	Mortgage Loan Companion Loan(s)	$8,000,000 $157,000,000	Client Provided Schedule

Arizona Mills	Mortgage Loan Companion Loan(s)	$28,000,000 $107,000,000	Client Provided Schedule

400 Arcola Road	Mortgage Loan Companion Loan(s)	$10,000,000 $140,000,000	Client Provided Schedule

Colorado Mills	Mortgage Loan Companion Loan(s)	$80,000,000 $13,000,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

Exhibit 2 to Attachment A Page 18 of 38

16. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A1 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A1.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) and/or Planned Amortization Schedule(s) (as defined herein), as applicable, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Planned Amortization Schedule(s), as applicable, based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of, rounded to two decimal places:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The respective interest rate(s) for the Mortgage Loan and related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 19 of 38

16. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) and/or Planned Amortization Schedule(s), as applicable, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) and/or any Planned Amortization Schedule(s), as applicable, based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

17.	For the purpose of comparing the “Interest Rate %” and “Subordinate Companion Loan Interest Rate” characteristics for any Mortgage Loan that allows for componentization, as described in the applicable Source Document(s), the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that no componentization has occurred, unless component interest rate(s) are defined in the applicable Data Source(s).

Exhibit 2 to Attachment A Page 20 of 38
18.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of, rounded to two decimal places:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

19.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

20.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 21 of 38

21.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in the table below (each, an “Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date” occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Mortgage Loan

NAP

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

For the purpose of comparing the “Last IO Due Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “Maturity Date or Anticipated Repayment Date,” as shown on the Combined Data File, for any Interest Only Loan,
b.	Use the last “Payment Due Date” prior to the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan,
c.	Use “<blank>” for any Amortizing Loan that is not an Additional Interest Period Loan and
d.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is also an Additional Interest Period Loan.

Exhibit 2 to Attachment A Page 22 of 38

22.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

23.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

24.	For the purpose of comparing the “Prior Securitizations” characteristic for any Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Trepp summary report Source Document, previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Trepp summary report Source Document, Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

25.	For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment events, liquidated damages, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with a casualty or condemnation event, prepayments made in connection with the release of funds from any earnout/holdback reserve(s) or prepayments triggered by a prepayment of any related mezzanine loan or preferred equity, as described in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Information” characteristics and the “Maturity Date or Anticipated Repayment Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention or any permitted changes in maturity date or anticipated repayment date, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 23 of 38

25. (continued)

For the purpose of comparing the “Prepayment Information” characteristics for any Mortgage Loan which:

a.	Permits prepayment with yield maintenance prior to the Cut-off Date,
b.	Does not permit prepayment with yield maintenance on or after the Cut-off Date and
c.	Permits defeasance,

as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any “Payment Due Dates” starting with the “First Payment Date,” that occur on or prior to the Cut-off Date in the lockout period regardless of whether the Mortgage Loan was in a lockout period on those “Payment Due Dates.”

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “startup day” of the REMIC Trust (as described in the applicable Source Document(s)) is 11/20/2026.

26.	For certain Mortgage Loans, the applicable Source Document(s) may contain one of the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the:

a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 38
27.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with a prepayment premium. For any Mortgage Loan that cannot be prepaid with a prepayment premium, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

28.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the prepayment penalty period for Mortgage Loans that can be prepaid with a prepayment penalty following a lockout period. For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period. For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period” and “Lockout Expiration Date” characteristics and to use “<blank>” for the “Prepayment Lock Out End Date” characteristic.

29.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 25 of 38

30.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Due Date” which occurs during the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty. For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the open period.

31.	For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” characteristic.

For the purpose of comparing the “Prepayment Premiums End Date” characteristic for any Mortgage Loan that can be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period. For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 38

32.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date,
d.	Subordinate Debt Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate (%),
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, amended promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, subordinate notes, subordination and standstill agreements, preferred equity agreements, agreement of limited partnership, line of credit outstanding principal balance schedule and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt, or in the case of:
(1)	Any subordinate companion loan(s) related to any Planned Amortization Loan (as defined herein), the related Planned Amortization Schedule and
(2)	Any Pari Passu Mortgage Loan With Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A1 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Planned Amortization Schedule(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 27 of 38

32. (continued)

For the purpose of comparing the:

a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	Subordinate Debt Maturity Date and
d.	Subordinate Debt Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related Subordinate Companion Loans.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Mortgage Loan on the Combined Data File with the “Subordinate Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related Subordinate Companion Loan(s), as shown in the applicable Data Source(s), Planned Amortization Schedule(s) and/or Secondary Financing Documents.

For any Mortgage Loan With Subordinate Debt, the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Subordinate Debt Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Subordinate Debt Annual Payment” as the product of:

a.	1/12th of the product of, rounded to two decimal places:
i.	The “Subordinate Debt Original Balance,” as shown on the Combined Data File,
ii.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

Exhibit 2 to Attachment A Page 28 of 38

32. (continued)

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for any Mortgage Loan on the Combined Data File with the “Mezzanine Debt Original Balance” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan With Existing Mezzanine Debt, the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for any Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	1/12th of the product of, rounded to two decimal places:
i.	The “Mezzanine Debt Original Balance,” as shown on the Combined Data File,
ii.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the characteristics listed in a. through k. in the first paragraph of this Note, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt, PPP loan(s), TIF bond(s), unsecured existing affiliate loans, permitted intercompany loan(s), working capital loan(s) or corporate credit facilities that are not primarily secured by cash flow from the mortgaged property, as described in the applicable Source Document(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value on the Combined Data File for each of the characteristics listed in a. through i. of the first paragraph of this Note and to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in j. through k. of the first paragraph of this Note.

Exhibit 2 to Attachment A Page 29 of 38

33.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of, rounded to two decimals:
a.	The “Whole Loan Original Balance,” as shown on the Combined Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), Secondary Financing Documents and/or Planned Amortization Schedule(s), as applicable.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

34.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

Exhibit 2 to Attachment A Page 30 of 38

35.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the value, as shown on the Combined Data File, for the applicable characteristic listed in the table below, even if the information on the Combined Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Mortgage Loan	Underlying Property	Characteristic

The Pointe at Polaris	NAP	Year Built
Year Renovated

Beechwood Gardens Owners, Inc.	NAP	Blanket Insurance Policy (Yes/No)

Bronxville Terrace Owners Corp.	NAP	Blanket Insurance Policy (Yes/No)

Inwood Owners, Inc.	NAP	Blanket Insurance Policy (Yes/No)

Lincoln Co-Operative Apartments, Inc.	NAP	Address

All NCB Mortgage Loans	NAP	Property Manager

340-350 West 57th Street	NAP	Detailed Property Type

700 6th Street	NAP	Non-Recourse Carveout Guarantor

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Combined Data File, or (b) instruction(s) provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, described in this Note.

Exhibit 2 to Attachment A Page 31 of 38

36.	The applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Coop – Sponsor/Investor Carry,” “Coop – Rental Value” and “Coop – Committed Secondary Debt” characteristics for any mortgaged property on the Combined Data File with the “Detailed Property Type” characteristic as “Cooperative” (each, a “Cooperative Mortgaged Property”).

For any mortgaged property on the Combined Data File that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Coop – Sponsor/Investor Carry,
b.	Coop – Rental Value and
c.	Coop – Committed Secondary Debt

characteristics.

For the purpose of comparing the “Coop – Sponsor/Investor Carry” characteristic for any Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of:

a.	The difference of:
i.	The aggregate rent, as shown in the certification of unsold shares Source Document and
ii.	The aggregate maintenance charge, as shown in the certified maintenance schedule Source Document and
b.	12

for all units listed in the certification of unsold shares Source Document.

37.	For the purpose of comparing the “Year Renovated” characteristic for any mortgaged property contributed by NCB (each, a “NCB Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the difference of:
a.	The report date year of the engineering report Source Document(s) and
b.	The age, in years, of the roof (e.g., 10 years), as shown in the engineering report Source Document(s), except for if the engineering report Source Document(s) shows:
i.	A range of years, we were instructed to use the larger number of years of the range (e.g., 10-15 years, use 15 years), or
ii.	“XX years +,” we were instructed to add one year to the earliest age of the roof (e.g., 20+ years, use 21 years),

all as shown in the engineering report Source Document(s).

Exhibit 2 to Attachment A Page 32 of 38

38.	For the purpose of comparing the:
a.	Appraisal Date,
b.	Appraised Value ($),
c.	As Is Appraised Value ($) and
d.	As Is Appraisal Date

characteristics for any NCB Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Gross Share Value” valuation that is inclusive of any applicable existing underlying debt and related valuation date, as shown in the applicable Source Document(s).

For the purpose of comparing the:

a.	Appraisal Date,
b.	Appraised Value ($),
c.	As Is Appraised Value ($) and
d.	As Is Appraisal Date

characteristics for the NCB Mortgaged Property identified on the Combined Data File as “Village of Shawnee, Inc.,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Hypothetical Market Value As-Is” valuation and related valuation date, as shown in the applicable Source Document(s).

39.	For the purpose of comparing the “Monthly Debt Service (P&I) ($)” for any Mortgage Loan contributed by NCB (each, a “NCB Mortgage Loan”) on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon” or “Fully Amortizing” (each, a “NCB Amortizing Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (P&I) ($)” using the “PMT” function in Microsoft Excel, rounded to two decimal places, and:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	1/12th of the “Interest Rate %,” as shown on the Combined Data File, and
c.	The original amortization term, as shown in the applicable Data Source(s).

40.	For each NCB Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use "10" for the “Grace Period - Late Fee (Days)” and “Grace Period - Default (Days)” characteristics if the applicable Source Document(s) contained the following language:

“If any amount due under this Note is not received by the Payee on or before 12:00 pm EST on the tenth (10th day of the calendar month in which such payment is due (or, if such tenth (10th) day is not a Business Day, the Business Day immediately preceding such tenth (10th) day), then the Maker shall pay to the Payee a late charge equal to five (5%) percent of such overdue amount, which late charge shall be immediately due and payable without notice or demand by the Payee.”

Exhibit 2 to Attachment A Page 33 of 38

41.	For each NCB Mortgage Loan, the applicable Source Document(s) may contain the following language:

“If the prepayment is made at any time after the date of this Note and before the last calendar day of the seventh (7th) month prior to the month in which the Maturity Date occurs (such day, the “Yield Maintenance Period End Date”…”

“If the prepayment is made on or after the Yield Maintenance Period End Date but before the last calendar day of the 4th month prior to the month in which the Maturity Date occurs, then the prepayment premium shall be 1% of the amount of principal being prepaid.”

For the purpose of comparing the “Prepayment Provision” characteristic for any NCB Mortgage Loan which contains the language described above, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume:

a.	The 1% period starts on the “Payment Due Date” that occurs 6 months prior to the respective maturity date, as shown on the Combined Data File, and
b.	The open period starts on the “Payment Due Date” that occurs 3 months prior to the respective maturity date, as shown on the Combined Data File.

42.	For the purpose of comparing the “Yield Maintenance End Date” characteristic for any NCB Mortgage Loan that allows for prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the last day of the calendar month in the period when the Mortgage Loan can be prepaid with yield maintenance penalty, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance End Date” and “Prepayment Premiums End Date” characteristics for any NCB Mortgage Loan that allows for prepayment with prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the last day of the calendar month in the period when the Mortgage Loan can be prepaid with a 1% penalty, as shown in the applicable Source Document(s).

For the purpose of comparing the “Open Period Begin Date” characteristic for any NCB Mortgage Loan that allows for prepayment with prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period.

Exhibit 2 to Attachment A Page 34 of 38

43.	For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any NCB Mortgage Loan that is also a Mortgage Loan with Subordinate Debt (each, a “NCB Mortgage Loan With Subordinate Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the greater of:
a.	The sum of:
i.	A prime rate assumption of 7.00000%, provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, and
ii.	The applicable spread, as shown in the applicable Secondary Financing Documents, and
b.	The interest rate floor, as shown in the applicable Secondary Financing Documents for the applicable revolving line of credit (the “Revolving Line of Credit”).

44.	For the purpose of comparing the:
a.	Subordinate Debt Original Balance,
b.	Subordinate Companion Loan Interest Rate and
c.	Subordinate Debt Maturity Date

characteristics for the Mortgage Loan(s) identified on the Combined Data File as “Madison Court Apartment Corp.” (the “Madison Court Apartment Corp. Mortgage Loan”) and “Forest Park Owners Corp.” (the “Forest Park Owners Corp. Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show the related Revolving Line of Credit information and also treat any existing subordinate debt with soft pay and hard pay requirements, as described in the applicable Secondary Financing Documents, as Subordinate Companion Loan(s). For each of the characteristics listed in this Note, the applicable Mortgage Loan Seller(s), on behalf of the Depositors, instructed us to list the individual original balance, interest rate and maturity date related to each existing subordinate debt, as applicable, as shown in the applicable Secondary Financing Documents.

Exhibit 2 to Attachment A Page 35 of 38

45.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” for any NCB Mortgage Loan With Subordinate Debt that also has the “Amortization Type” characteristic as “Amortizing Balloon” or “Fully Amortizing” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf the Depositor, instructed us to use the sum of the “Monthly Debt Service (P&I) ($),” as shown on the Combined Data File and 1/12th of the product, rounded to two decimal places, of:
a.	The “Subordinate Debt Original Balance,” as shown on the Combined Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” for the Madison Court Apartment Corp. Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf the Depositor, instructed us to use the sum of the “Monthly Debt Service (P&I) ($),” as shown on the Combined Data File and 1/12th of the product, rounded to two decimal places, of:

a.	$3,318,000 and
b.	1.00000%.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” for the Forest Park Owners Corp. Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf the Depositor, instructed us to use the sum of the “Monthly Debt Service (P&I) ($),” as shown on the Combined Data File, and the recalculation using the “PMT” function in Microsoft Excel, rounded to two decimal places, and:

a.	The balance of “$49,332.26,”
b.	1/12th of the interest rate of “7.09000%” and
c.	Amortization term of “360.”

Exhibit 2 to Attachment A Page 36 of 38

46.	For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for the Mortgage Loan identified on the Combined Data File as “One Dag” (the “One Dag Mortgage Loan”), which is a Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown on the related Planned Amortization Schedule, based on the ratio of the “Original Balance ($),” as shown on the Combined Date File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the One Dag Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown on the related Planned Amortization Schedule, based on the ratio of the sum of the “Original Balance ($)” and “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the “Whole Loan Original Balance,” as shown on the Combined Data File.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for the One Dag Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan, as shown on the related Planned Amortization Schedule.

Exhibit 2 to Attachment A Page 37 of 38

47.	For the purpose of comparing the:
a.	Appraised Value ($),
b.	Appraisal Date,
c.	As Is Appraised Value ($) and
d.	As Is Appraisal Date

characteristics for the One Dag Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Prospective Market Value Upon Funded Reserve Account” valuation and related date, as shown in the applicable Source Document(s).

48.	For the purpose of comparing the:
a.	Appraised Value ($),
b.	Appraisal Date,
c.	As Is Appraised Value ($) and
d.	As Is Appraisal Date

characteristics for t

he Mortgage Loan identified on the Combined Data File as “NC Self Storage,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Hypothetical Market Value Excluding Parking Income” valuation and related date, as shown in the applicable Source Document(s).

49.	For the purpose of comparing the:
a.	Appraised Value ($),
b.	Appraisal Date,
c.	As Is Appraised Value ($) and
d.	As Is Appraisal Date

characteristics for the Mortgage Loan identified on the Combined Data File as “OKC Outlets,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Market Value As Is (overall retail development exclusive of BJ’s Restaurant)” valuation and related date, as shown in the applicable Source Document(s).

50.	For any mortgaged property contributed by GSMC on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the respective “Payment Due Date” in the month preceding the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

51.	For the purpose of comparing the “Leased Occupancy (%)” characteristic for any mortgaged property listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any temporary tenants as occupied, as shown in the applicable Source Document(s).

Mortgaged Property

Arizona Mills
The Falls

Exhibit 2 to Attachment A Page 38 of 38

52.	For the purpose of comparing the “Leased Occupancy (%)” characteristic for any mortgaged property listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us use the “Occupancy including Temp Tenants” or “Total Collateral Occupancy Rate – w/ Temp Tenants” occupancy rate, as applicable, as shown in the applicable Source Document(s).

Mortgaged Property

Colorado Mills
Pismo Beach Premium Outlets
Queenstown Premium Outlets

53.	For the purpose of comparing the:
a.	Number of Units,
b.	Net Rentable Square Feet Number,
c.	Net Rentable Square Feet Securitization Number and
d.	Leased Occupancy (%)

characteristics for the Underlying Property identified on the Combined Data File as “700 Canal Street,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to exclude the “Cablevision Lightpath CT LLC- MTM” tenant space, as shown in the applicable Source Document(s).

54.	For the Mortgage Loan identified on the Combined Data File as “OKC Outlets” (the “OKC Outlets Mortgage Loan”), the loan agreement Source Document contains the following language:

Subject to Section 2.7(a) below, Borrower shall have no

right to make, and Lender shall have no obligation to accept, any voluntary prepayment, whether in whole or in part, of the Loan, or any other amount under the Note or the other Loan Documents, at any time during the Lockout Period, except after the Lockout Period Expiration Date.

For the purpose of comparing the “Prepayment Information” characteristics for the OKC Outlets Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume the borrower has the right to make a voluntary prepayment on or after the Lockout Period Expiration Date, as defined in the loan agreement Source Document.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Sponsor
Control Number
Loan ID Number
Loan / Property Flag
# of Properties
Administrative Fee Rate %
Appraised Value Type
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Balance ($)
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Pari Passu Companion Loan Original Balance (Non-trust)
Asset Type Number
Group ID
Year Built Number
Year Last Renovated
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Physical Occupancy Percentage
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Revenue Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Originator
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
AL_Units, Pads, Rooms
AL_Occupancy (%)
AL_Maturity Date
Loan Purpose
Coop - Sponsor Units
Coop - Investor Units
Coop - Coop Units

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.